UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22277

American Funds Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Steven I. Koszalka

American Funds Money Market Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Money Market Fund®
Investment portfolio
December 31, 2015
unaudited
Short-term securities 93.73% Federal agency discount notes 75.09%	Yield at acquisition	Principal amount (000)	Value (000)
Fannie Mae 1/4/2016	0.16%	$75,000	$74,998
Fannie Mae 1/19/2016	0.17	124,800	124,791
Fannie Mae 1/21/2016	0.12	110,000	109,991
Fannie Mae 2/2/2016	0.13	15,000	14,998
Fannie Mae 2/8/2016	0.18	11,300	11,298
Fannie Mae 2/16/2016	0.14	25,000	24,996
Fannie Mae 3/1/2016	0.15	126,000	125,971
Fannie Mae 4/11/2016	0.39	50,000	49,965
Fannie Mae 4/20/2016	0.22	75,000	74,935
Federal Farm Credit Banks 1/8/2016	0.19	25,000	24,999
Federal Farm Credit Banks 1/21/2016	0.28	29,200	29,198
Federal Farm Credit Banks 2/2/2016	0.19	50,000	49,994
Federal Farm Credit Banks 2/4/2016	0.33	125,000	124,984
Federal Farm Credit Banks 2/9/2016	0.26	50,000	49,992
Federal Farm Credit Banks 2/10/2016	0.17	125,000	124,981
Federal Farm Credit Banks 3/4/2016	0.35	25,000	24,994
Federal Farm Credit Banks 3/7/2016	0.35	45,000	44,987
Federal Farm Credit Banks 3/8/2016	0.39	125,000	124,962
Federal Farm Credit Banks 4/8/2016	0.43	25,000	24,984
Federal Farm Credit Banks 5/6/2016	0.49	25,000	24,970
Federal Home Loan Bank 1/4/2016	0.17	574,100	574,089
Federal Home Loan Bank 1/5/2016	0.09	50,000	49,999
Federal Home Loan Bank 1/6/2016	0.11	390,900	390,892
Federal Home Loan Bank 1/7/2016	0.12	200,000	199,994
Federal Home Loan Bank 1/8/2016	0.12	451,800	451,786
Federal Home Loan Bank 1/13/2016	0.12	190,000	189,990
Federal Home Loan Bank 1/14/2016	0.13	50,000	49,997
Federal Home Loan Bank 1/15/2016	0.14	691,400	691,359
Federal Home Loan Bank 1/19/2016	0.17	199,900	199,886
Federal Home Loan Bank 1/20/2016	0.15	643,400	643,349
Federal Home Loan Bank 1/22/2016	0.19	325,593	325,567
Federal Home Loan Bank 1/27/2016	0.20	423,028	422,986
Federal Home Loan Bank 1/28/2016	0.21	175,300	175,282
Federal Home Loan Bank 1/29/2016	0.29	100,000	99,989
Federal Home Loan Bank 2/1/2016	0.33	263,300	263,268
Federal Home Loan Bank 2/2/2016	0.38	194,300	194,277
Federal Home Loan Bank 2/3/2016	0.20	114,600	114,585
Federal Home Loan Bank 2/5/2016	0.19	475,300	475,238
Federal Home Loan Bank 2/8/2016	0.20	82,900	82,888
Federal Home Loan Bank 2/9/2016	0.15	50,000	49,992
Federal Home Loan Bank 2/12/2016	0.22	144,400	144,377
Federal Home Loan Bank 2/16/2016	0.17	50,000	49,991
Federal Home Loan Bank 2/17/2016	0.27	150,000	149,973
Federal Home Loan Bank 2/19/2016	0.25	345,700	345,634
Federal Home Loan Bank 2/22/2016	0.30	50,000	49,990
Federal Home Loan Bank 2/23/2016	0.17	106,200	106,179
Federal Home Loan Bank 2/24/2016	0.27	178,000	177,963
American Funds Money Market Fund — Page 1 of 4

unaudited
Short-term securities Federal agency discount notes (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Federal Home Loan Bank 2/25/2016	0.30%	$50,000	$49,989
Federal Home Loan Bank 3/2/2016	0.31	100,000	99,976
Federal Home Loan Bank 3/7/2016	0.21	94,900	94,872
Federal Home Loan Bank 3/9/2016	0.47	84,765	84,740
Federal Home Loan Bank 3/11/2016	0.48	50,000	49,984
Federal Home Loan Bank 3/16/2016	0.18	80,700	80,670
Federal Home Loan Bank 3/18/2016	0.44	150,000	149,943
Federal Home Loan Bank 3/21/2016	0.18	110,600	110,555
Federal Home Loan Bank 3/30/2016	0.39	165,600	165,519
Federal Home Loan Bank 4/1/2016	0.46	72,600	72,562
Federal Home Loan Bank 4/4/2016	0.52	158,200	158,108
Federal Home Loan Bank 4/11/2016	0.38	125,000	124,911
Federal Home Loan Bank 6/6/2016	0.40	75,000	74,852
Freddie Mac 1/4/2016	0.08	37,650	37,649
Freddie Mac 1/8/2016	0.23	75,000	74,998
Freddie Mac 1/11/2016	0.15	45,000	44,998
Freddie Mac 1/13/2016	0.23	19,900	19,899
Freddie Mac 1/20/2016	0.10	93,200	93,193
Freddie Mac 1/26/2016	0.24	159,500	159,484
Freddie Mac 1/28/2016	0.17	62,500	62,494
Freddie Mac 2/3/2016	0.17	156,400	156,380
Freddie Mac 2/4/2016	0.17	45,700	45,694
Freddie Mac 2/10/2016	0.15	200,000	199,970
Freddie Mac 2/11/2016	0.14	114,100	114,082
Freddie Mac 2/17/2016	0.19	50,000	49,991
Freddie Mac 2/23/2016	0.20	100,000	99,980
Freddie Mac 2/24/2016	0.20	225,000	224,953
Freddie Mac 2/25/2016	0.20	86,900	86,882
Freddie Mac 2/26/2016	0.15	185,900	185,861
Freddie Mac 3/3/2016	0.17	125,000	124,969
Freddie Mac 3/4/2016	0.15	250,000	249,935
Freddie Mac 3/7/2016	0.43	50,000	49,985
Freddie Mac 3/8/2016	0.13	200,000	199,940
Freddie Mac 3/9/2016	0.23	75,000	74,977
Freddie Mac 3/14/2016	0.28	200,000	199,930
Freddie Mac 3/18/2016	0.23	100,000	99,962
Freddie Mac 3/21/2016	0.29	50,000	49,979
Freddie Mac 4/1/2016	0.37	50,000	49,974
Freddie Mac 4/5/2016	0.27	75,000	74,955
Freddie Mac 4/12/2016	0.46	57,000	56,959
Freddie Mac 4/13/2016	0.46	50,600	50,563
Freddie Mac 4/14/2016	0.37	36,500	36,472
Freddie Mac 4/19/2016	0.34	125,000	124,894
Freddie Mac 4/20/2016	0.35	100,000	99,913
Freddie Mac 5/4/2016	0.42	195,900	195,675
Freddie Mac 5/18/2016	0.44	158,200	157,964
Tennessee Valley Authority 1/26/2016	0.25	100,000	99,990
			12,900,733
U.S. Treasury bills 18.64%
U.S. Treasury Bills 1/7/2016	0.06	425,000	425,000
U.S. Treasury Bills 1/14/2016	0.09	648,200	648,181
U.S. Treasury Bills 1/21/2016	0.14	132,600	132,593
U.S. Treasury Bills 1/28/2016	0.06	50,000	49,996
U.S. Treasury Bills 2/11/2016	0.12	259,200	259,171
American Funds Money Market Fund — Page 2 of 4

unaudited
Short-term securities U.S. Treasury bills (continued)	Yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury Bills 2/18/2016	0.12%	$235,000	$234,972
U.S. Treasury Bills 2/25/2016	0.17	225,000	224,973
U.S. Treasury Bills 3/3/2016	0.21	352,700	352,651
U.S. Treasury Bills 3/10/2016	0.26	250,000	249,950
U.S. Treasury Bills 3/17/2016	0.24	200,000	199,968
U.S. Treasury Bills 3/31/2016	0.12	100,000	99,962
U.S. Treasury Bills 4/21/2016	0.11	225,000	224,872
U.S. Treasury Bills 4/28/2016	0.21	50,000	49,959
U.S. Treasury Bills 5/19/2016	0.32	50,000	49,940
			3,202,188
Total short-term securities (cost: $16,101,340,000)			16,102,921
Bonds, notes & other debt instruments 6.22% U.S. Treasury bonds & notes 6.22% U.S. Treasury 6.22%
U.S. Treasury 0.305% 2016[1]		50,000	50,002
U.S. Treasury 0.329% 2016[1]		175,000	175,016
U.S. Treasury 0.33% 2016[1]		100,000	100,006
U.S. Treasury 0.313% 2016[1]		95,000	94,976
U.S. Treasury 0.344% 2017[1]		175,000	174,970
U.S. Treasury 0.337% 2017[1]		250,000	249,630
U.S. Treasury 0.43% 2017[1]		225,000	224,804
			1,069,404
Total bonds, notes & other debt instruments (cost: $1,069,549,000)			1,069,404
Total investment securities 99.95% (cost: $17,170,889,000)			17,172,325
Other assets less liabilities 0.05%			7,891
Net assets 100.00%			$17,180,216

[1]	Coupon rate may change periodically; “yield at acquisition“ reflects current coupon rate.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m.New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when theNew York Stock Exchange is closed. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available
American Funds Money Market Fund — Page 3 of 4

unaudited
to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At December 31, 2015, all of the fund’s investment securities were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,880
Gross unrealized depreciation on investment securities	(444)
Net unrealized appreciation on investment securities	1,436
Cost of investment securities	17,170,889
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-059-0216O-S49244	American Funds Money Market Fund — Page 4 of 4

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: February 26, 2016

By _/s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 26, 2016